UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
c/o 1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended July 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2016

Shares	Description	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING MARKET COUNTRIES—96.7%
COMMON STOCKS—95.5%
BRAZIL—10.1%
COMMERCIAL SERVICES & SUPPLIES—0.6%
96,852	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$876,997

HEALTH CARE PROVIDERS & SERVICES—1.3%
442,995	OdontoPrev SA	1,776,133

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.7%
398,155	Iguatemi Empresa de Shopping Centers SA	3,750,202

ROAD & RAIL—1.1%
127,450	Localiza Rent a Car SA	1,584,084

SOFTWARE—1.2%
168,000	Totvs SA	1,704,663

TEXTILES, APPAREL & LUXURY GOODS—1.6%
255,361	Arezzo Industria e Comercio SA	2,205,190

TRANSPORTATION INFRASTRUCTURE—1.6%
201,000	Wilson Sons Ltd., BDR	2,192,006
		14,089,275
CHILE—4.6%
INFORMATION TECHNOLOGY SERVICES—1.0%
745,000	Sonda SA	1,365,615

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.6%
2,298,700	Parque Arauco SA	5,091,446
		6,457,061
CHINA—2.8%
CHEMICALS—0.7%
2,704,000	Yingde Gases Group Co. Ltd.(a)	964,052

PHARMACEUTICALS—1.0%
835,000	Tong Ren Tang Technologies Co. Ltd., H Shares(a)	1,317,747

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
1,791,900	Yanlord Land Group Ltd.(a)	1,580,002
		3,861,801
EGYPT—1.5%
FOOD PRODUCTS—1.5%
133,914	Edita Food Industries SAE, GDR	816,875
1,922,692	Juhayna Food Industries(a)	1,304,684
		2,121,559
		2,121,559
HONG KONG—4.7%
BANKS—1.4%
1,000,000	Dah Sing Banking Group Ltd.(a)	1,875,607

HOTELS, RESTAURANTS & LEISURE—1.0%
400,000	Cafe de Coral Holdings Ltd.(a)	1,345,925

MARINE—1.1%
14,116,000	Pacific Basin Shipping Ltd.(a)(b)	1,567,656

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Fund, Inc.

TEXTILES, APPAREL & LUXURY GOODS—0.6%
1,090,000	Texwinca Holdings Ltd.(a)	$858,145

TRANSPORTATION INFRASTRUCTURE—0.6%
136,000	Hong Kong Aircraft Engineering Co. Ltd.(a)	886,957
		6,534,290
INDIA—14.4%
CHEMICALS—3.1%
235,000	Castrol (India) Ltd.(a)	1,557,292
540,000	Kansai Nerolac Paints Ltd.(a)	2,782,714
		4,340,006
CONSTRUCTION MATERIALS—2.4%
420,000	Ramco Cements Ltd. (The)(a)	3,436,415

INFORMATION TECHNOLOGY SERVICES—1.3%
220,074	Mphasis Ltd.(a)	1,770,578

PERSONAL PRODUCTS—3.5%
204,372	Godrej Consumer Products Ltd.(a)	4,852,978

PHARMACEUTICALS—1.8%
104,500	Piramal Enterprises Ltd.	2,511,526

ROAD & RAIL—2.3%
144,000	Container Corp. of India Ltd.(a)	3,239,772
		20,151,275
INDONESIA—9.5%
BANKS—0.8%
20,311,837	Bank Permata Tbk PT(a)(b)	1,065,228

CONSTRUCTION MATERIALS—1.0%
17,142,800	Holcim Indonesia Tbk PT(a)	1,448,233

FOOD PRODUCTS—2.4%
1,800,000	Delfi Ltd.	3,316,178

SPECIALTY RETAIL—1.9%
36,278,000	Ace Hardware Indonesia Tbk PT(a)	2,690,020

TRADING COMPANIES & DISTRIBUTORS—3.4%
9,086,300	AKR Corporindo Tbk PT(a)	4,694,138
		13,213,797
JORDAN—1.5%
PHARMACEUTICALS—1.5%
59,806	Hikma Pharmaceuticals PLC(a)	2,082,484

KENYA—1.6%
BEVERAGES—1.6%
753,800	East African Breweries Ltd.	2,155,838

MALAYSIA—6.1%
AUTOMOBILES—0.9%
790,200	Oriental Holdings Bhd	1,281,248

BEVERAGES—1.0%
300,000	Heineken Malaysia Bhd(a)	1,326,965

FOOD PRODUCTS—1.1%
240,000	United Plantations Bhd	1,564,820

MULTILINE RETAIL—2.1%
4,391,600	Aeon Co. (M) Bhd(a)	2,925,975

See Notes to Portfolio of Investments.

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
1,790,413	SP Setia Bhd	$1,350,342
		8,449,350
MEXICO—3.9%
TRANSPORTATION INFRASTRUCTURE—3.9%
110,676	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,490,636

NETHERLANDS—1.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
52,000	ASM International NV(a)	2,026,756

NIGERIA—1.2%
BANKS—0.7%
19,437,011	Zenith Bank PLC	1,026,665

BEVERAGES—0.5%
2,125,000	Guinness Nigeria PLC	630,990
		1,657,655
PERU—1.1%
CONSTRUCTION & ENGINEERING—1.1%
195,354	Grana y Montero SA, ADR	1,592,135

PHILIPPINES—2.7%
HOTELS, RESTAURANTS & LEISURE—2.7%
705,660	Jollibee Foods Corp.(a)	3,821,681

POLAND—1.9%
FOOD & STAPLES RETAILING—1.9%
196,615	Eurocash SA(a)	2,641,856

REPUBLIC OF SOUTH KOREA—2.2%
BANKS—1.5%
261,171	BNK Financial Group, Inc.(a)	2,055,360

MULTILINE RETAIL—0.7%
6,000	Shinsegae, Inc.(a)	976,279
		3,031,639
ROMANIA—1.8%
BANKS—1.8%
1,045,000	BRD-Groupe Societe Generale SA(a)	2,567,677

RUSSIA—0.8%
BEVERAGES—0.6%
133,150	Synergy PJSC(b)	782,879

FOOD & STAPLES RETAILING—0.2%
179,171	O’Key Group SA, GDR	359,238
		1,142,117
SOUTH AFRICA—9.0%
CHEMICALS—1.4%
1,303,000	African Oxygen Ltd.	1,877,353

DIVERSIFIED FINANCIAL SERVICES—1.7%
192,343	JSE Ltd.(a)	2,356,330

FOOD & STAPLES RETAILING—4.3%
351,900	Clicks Group Ltd.	3,150,083
193,735	The SPAR Group Ltd.	2,890,132
		6,040,215

See Notes to Portfolio of Investments.

HOTELS, RESTAURANTS & LEISURE—1.6%
196,384		City Lodge Hotels Ltd.	$2,235,294
			12,509,192
SRI LANKA—1.8%
INDUSTRIAL CONGLOMERATES—1.8%
2,583,318		John Keells Holdings PLC(a)	2,491,236

TAIWAN—0.1%
MULTILINE RETAIL—0.1%
16,000		Poya International Co. Ltd.(a)	197,476

THAILAND—4.8%
CONSTRUCTION MATERIALS—1.3%
184,000		Siam City Cement PCL, Foreign Shares(a)	1,761,914

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—1.0%
1,679,000		Hana Microelectronics PCL, Foreign Shares(a)	1,400,566

HEALTH CARE PROVIDERS & SERVICES—0.7%
190,000		Bumrungrad Hospital PCL, Foreign Shares(a)	1,005,682

MEDIA—0.6%
1,200,100		BEC World PCL, Foreign Shares(a)	853,239

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
1,020,000		Central Pattana PCL, Foreign Shares(a)	1,685,181
			6,706,582
TURKEY—5.9%
BEVERAGES—2.1%
231,230		Coca-Cola Icecek AS(a)	2,870,806

CONSTRUCTION MATERIALS—2.1%
584,702		Cimsa Cimento Sanayi VE Ticaret A.S.(a)	2,938,581

INSURANCE—1.7%
1,982,000		Aksigorta AS(a)(b)	1,327,781
176,154		AvivaSA Emeklilik ve Hayat AS	1,111,484
			2,439,265
			8,248,652
			133,242,020
PRIVATE EQUITY —1.2%
GLOBAL—0.8%
7,248,829	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	156,647
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(e)(f)(h)	944,544
			1,101,191
ISRAEL—0.4%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	199,778
72,640		Exent Technologies Ltd. Preferred A1 Shares(a)(b)(e)(f)(h)(i)	—
62,304		Exent Technologies Ltd. Preferred C Shares(a)(b)(e)(f)(h)(i)	—
15,716		Exent Technologies Ltd. Warrants A1(a)(b)(e)(f)(h)(i)	—
52		Flash Networds Ltd. Warrants Ordinary(a)(b)(e)(f)(h)(i)	—
46,856		Flash Networks Ltd. Ordinary Shares(a)(b)(e)(f)(h)(i)	33,590
12		Flash Networks Ltd. Series C Preferred(a)(b)(e)(f)(h)(i)	—
23,264		Flash Networks Ltd. Series C-1 Preferred(a)(b)(e)(f)(h)(i)	—
13,526		Flash Networks Ltd. Series D Preferred(a)(b)(e)(f)(h)(i)	—
9,952		Flash Networks Ltd. Series E Preferred(a)(b)(e)(f)(h)(i)	—
22		Flash Networks Ltd. Warrants C(a)(b)(e)(f)(h)(i)	—
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(e)(f)(g)	100,073

See Notes to Portfolio of Investments.

$761,184	(c)	Neurone Ventures II, L.P.(a)(b)(e)(f)(h)	$299,450
32,574		Vidyo, Inc. Trust A (Preferred)(a)(b)(e)(f)(h)(j)	—
15,531		Vidyo, Inc. Trust B (Preferred)(a)(b)(e)(f)(h)(j)	—
13,219		Vidyo, Inc. Trust B1 (Preferred)(a)(b)(e)(f)(h)(j)	—
6,864		Vidyo, Inc. Trust C (Preferred)(a)(b)(e)(f)(h)(j)	—
4,150		Vidyo, Inc. Trust C1 (Preferred)(a)(b)(e)(f)(h)(j)	—
1,802		Vidyo, Inc. Trust Common(a)(b)(e)(f)(h)(j)	—
2,713		Vidyo, Inc. Trust D (Preferred)(a)(b)(e)(f)(h)(j)	—
			632,891
			1,734,082
WARRANT—0.0%
SRI LANKA—0.0%
INDUSTRIAL CONGLOMERATES—0.0%
105,832		John Keells Holdings PLC, expires 11/11/16(b)	4,646
			4,646
		Total Long-Term Equity Securities in Emerging Market Countries—96.7% (cost $153,427,650)	134,980,748

LONG-TERM EQUITY SECURITIES IN DEVELOPED MARKET COUNTRIES—2.5%
COMMON STOCK—2.5%
UNITED STATES—2.5%
INFORMATION TECHNOLOGY SERVICES—2.5%
49,962		EPAM Systems, Inc.(b)	3,509,331
			3,509,331
PRIVATE EQUITY —0.0%
UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f)(g)	1,679
			1,679
		Total Long-Term Equity Securities in Developed Market Countries—2.5% (cost $2,196,845)	3,511,010

SHORT-TERM INVESTMENT—0.8%
UNITED STATES—0.8%
1,081,846		State Street Institutional U.S. Government Money Market Fund(k)	1,081,846
			1,081,846
		Total Short-Term Investment—0.8% (cost $1,081,846)	1,081,846
		Total Investments—100.0% (cost $156,706,341) (l)	139,573,604
		Other Assets in Excess of Liabilities—0.0%	9,200
		Net Assets—100.0%	$139,582,804

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	As of July 31, 2016, the aggregate amount of open commitments for the Fund is $1,524,584.
(e)	Illiquid security.
(f)	Restricted security, not readily marketable. See Note (c) of the accompanying Notes to Portfolio of Investments.
(g)	In liquidation.
(h)	Active investments.
(i)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio of Investments.

See Notes to Portfolio of Investments.

(j)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(k)	Registered investment company advised by State Street Global Advisors.
(l)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the”Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 1.2% of the net assets of the Fund as of July 31, 2016. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures approved by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2016

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Automobiles	$1,281,248	$—	$—	$1,281,248
Banks	1,026,665	7,563,872	—	8,590,537
Beverages	3,569,707	4,197,771	—	7,767,478
Chemicals	1,877,353	5,304,058	—	7,181,411
Commercial Services & Supplies	876,997	—	—	876,997
Construction & Engineering	1,592,135	—	—	1,592,135
Food & Staples Retailing	6,399,453	2,641,856	—	9,041,309
Food Products	5,697,873	1,304,684	—	7,002,557
Health Care Providers & Services	1,776,133	1,005,682	—	2,781,815
Hotels, Restaurants & Leisure	2,235,294	5,167,606	—	7,402,900
Industrial Conglomerates	4,646	2,491,236	—	2,495,882
Information Technology Services	4,874,946	1,770,578	—	6,645,524
Insurance	1,111,484	1,327,781	—	2,439,265
Pharmaceuticals	2,511,526	3,400,231	—	5,911,757
Real Estate Management & Development	10,191,990	3,265,183	—	13,457,173
Road & Rail	1,584,084	3,239,772	—	4,823,856
Software	1,704,663	—	—	1,704,663
Textiles, Apparel & Luxury Goods	2,205,190	858,145	—	3,063,335
Transportation Infrastructure	7,682,642	886,957	—	8,569,599
Other	—	34,126,556	—	34,126,556
Private Equity	—	—	1,735,761	1,735,761
Short-Term Investment	1,081,846	—	—	1,081,846
Total	$59,285,875	$78,551,968	$1,735,761	$139,573,604

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended July 31, 2016, the securities issued by Juhayna Food Industries and Mphasis Ltd. in the amounts of $1,304,684 and $1,770,578, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at July 31, 2016. The securities issued by Clicks Group Ltd., East African Breweries Ltd., The SPAR Group Ltd., Synergy PJSC and Zenith Bank PLC in the amounts of $3,150,083, $2,155,838, $2,890,132, $782,879 and $1,026,665, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at July 31, 2016.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2016

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions and the Fund’s Pricing Committee decisions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 7/31/16	Valuation Technique	Unobservable Inputs	Range

Private Equity	$1,735,761	Partner Capital Value/Net Asset Value	Distributions	$0 - 2,179

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/16
Private Equity	$2,077,668	$—	$(960,834)	$616,748	$—	$2,179	$—	$—	$1,735,761
Total	$2,077,668	$—	$(960,834)	$616,748	$—	$2,179	$—	$—	$1,735,761

Amounts listed as “—” are $0 or round to $0.

Change in unrealized appreciation/depreciation relating to investments still held at July 31, 2016 is $(252,961).

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Cost	Fair Value At 7/31/16	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (3)
BPA Israel Ventures, LLC	10/05/00 — 12/09/05	$929,799	$199,778	0.14	$327,976	$625,413
Emerging Markets Ventures I, L.P.	01/22/98 — 01/10/06	2,474,673	156,647	0.11	7,552,733	851,171
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	118,799	—	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networds Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	109,226	33,590	0.02	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 — 11/23/06	1,717,032	100,073	0.07	885,262	—
Neurone Ventures II, L.P.	11/24/00 — 12/21/10	121,786	299,450	0.22	533,564	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	359,690	1,679	—	3,045,426	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,112,731	944,544	0.68	1,282,411	—
Vidyo, Inc. Trust A (Preferred) (2)	10/24/12	29,796	—	—	—	—
Vidyo, Inc. Trust B (Preferred) (2)	10/24/12	14,207	—	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (2)	10/24/12	12,092	—	—	—	—
Vidyo, Inc. Trust C (Preferred) (2)	10/24/12	6,279	—	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (2)	10/24/12	3,796	—	—	—	—
Vidyo, Inc. Trust Common (2)	10/24/12	1,648	—	—	—	—
Vidyo, Inc. Trust D (Preferred) (2)	10/24/12	2,482	—	—	—	—
Total		$7,014,036	$1,735,761	1.24	$13,627,372	$1,524,584

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2016

Amounts listed as “—” are $0 or round to $0.

(1) Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Vidyo Inc., Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(3) The open commitments are unlikely to be called.

(4) Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders the right to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2016 were as follows:

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2016

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$156,706,341	$23,445,875	$(40,578,612)	$(17,132,737)

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2016